Note 3 - Loans Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt Disclosure [Text Block]
Note 2 – Loans Payable

Loans payable at March 31, 2012 and December 31, 2011 consist of the following:

	March 31, 2012	December 31, 2011
Loans Payable, Current:

Unsecured $450,000 note payable to Azfar Haque, which bears interest at 9% per annum and was originally due June 15, 2008. At December 31, 2011 the note was in default. On September 19, 2011, $25,000 of this note was transferred to an investor and was converted to common stock. During the year ended December 31, 2011, $227,250 of this note was converted to common stock. During the three months ended March 31, 2012, the remaining $372,655 plus $3,595 of additional accrued interest was purchased by multiple investors. Accrued interest is equal to $ nil and $174,905 respectively.	$-	$372,655

	March 31, 2012	December 31, 2011

Unsecured $80,000 note payable to Rainmaker Global, Inc. which bears interest at 30% per annum and was originally due December 31, 2009. The note is currently in default. Accrued interest is equal to $60,125 and $54,125 respectively.	140,125	134,125

$20,000 convertible note payable to Leonard Marella, which bears interest at 10% per annum and was originally due October 1, 2009. The note is in default. Accrued interest is equal to $5,383 and $4,883, respectively.	25,383	24,883

Unsecured non-interest bearing note payable, due on demand, to Syed Ahmed.	7,000	7,000

Unsecured non-interest bearing note payable, due on demand, to Alina Farooq.	3,500	3,500

Unsecured non-interest bearing note payable, due on demand, to William Johnson. The note holder loaned the Company an additional $5,100 and the entire note of $12,000 was converted to preferred stock during the three months ended March 31, 2012.	-	6,900

Unsecured non-interest bearing note payable, due on demand, to Robert Saidel. The note holder loaned the Company an additional $1,976 during the three months ended March 31, 2012. Accrued interest is equal to $2,716 and $330, respectively.	28,326	23,964

Unsecured non-interest bearing note payable, due on demand, to Michael Johnstone. The note was repaid during the three months ended March 31, 2012.	-	1,100

Unsecured non-interest bearing note payable, due on demand, to Michael Carbone, Sr. The note was converted to preferred stock during the three months ended March 31, 2012.	-	5,000

Unsecured $25,000 convertible note payable to Mindshare Holdings, Inc., which bears interest at 8% per annum and due January 5, 2012. The note includes a redemption premium of $7,500 and is discounted for its unamortized beneficial conversion feature of $289 at December 31, 2011. During the three months ended March 31, 2012, the note balance of $25,000, plus $1,000 of accrued interest, was converted to common stock.	-	32,133

Unsecured $25,000 convertible note payable to Southridge Partners II LP, which bears interest at 8% per annum and due January 5, 2012. The note includes a redemption premium of $7,500 and is discounted for its unamortized beneficial conversion feature of $367 at December 31, 2011. During the three months ended March 31, 2012, the note balance of $25,000, plus $1,249 of accrued interest, was converted to common stock.	-	32,211

Unsecured $17,500 convertible note payable to Southridge Partners II LP, which bears interest at 5% per annum and due February 1, 2012. The note includes a redemption premium of $2,625 and is discounted for its unamortized beneficial conversion feature of $1,885 at December 31, 2011. During the three months ended March 31, 2012, the note balance of $17,500, plus $439 of accrued interest, was converted to common stock.	-	18,240

Unsecured $9,000 convertible note payable to Southridge Partners II LP, which bears interest at 5% per annum and due June 30, 2012. The note includes a redemption premium of $1,350 and is discounted for its unamortized beneficial conversion feature of $3,669 and $7,337 as of March 31, 2012 and December 31, 2011, respectively. Accrued interest is equal to $153 and $nil, respectively.	6,834	3,013

	March 31, 2012	December 31, 2011

Unsecured $16,290 convertible note payable to First Trust Management, which bears interest at 7% per annum and due September 25, 2012. The note is discounted for its unamortized beneficial conversion feature of $4,134 and $6,247 as of March 31, 2012 and December 31, 2011, respectively. Accrued interest is equal to $587 and $nil, respectively.	12,743	10,043

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On November 2, 2011, the Company received $32,500, which is due May 28, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $4,728 and $12,147 as of March 31, 2012 and December 31, 2011, respectively. Accrued interest is equal to $1,068 and $nil, respectively.	28,840	20,353

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On November 18, 2011, the Company received $11,950, which is due May 28, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $1,567 and $4,738 as of March 31, 2012 and December 31, 2011, respectively. Accrued interest is equal to $351 and $nil, respectively.	10,734	7,212

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On December 5, 2011, the Company received $7,960, which is due June 5, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $1,604 and $3,816 as of March 31, 2012 and December 31, 2011, respectively. Accrued interest is equal to $204 and $nil, respectively.	6,560	4,144

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On December 15, 2011, the Company received $9,950, which is due June 15, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $2,068 and $4,544 as of March 31, 2012 and December 31, 2011, respectively. Accrued interest is equal to $233 and $nil, respectively.	8,115	5,406

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On January 2, 2012, the Company received $164,150, which is due September 30, 2012. $2,000 was paid on the note during the three months ended march 31, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $44,866 . Accrued interest is equal to $1,995.	119,279	-

Unsecured $40,000 convertible note payable to Southridge Partners II LP, which bears interest at 5% per annum and due June 30, 2012. The note includes a redemption premium of $8,000 and is discounted for its unamortized beneficial conversion feature of $19,451 at March 31, 2012. Accrued interest is equal to $482.	29,031	-

Unsecured $32,500 convertible note payable to Asher Enterprises, Inc., which bears interest at 8% per annum and due October 5, 2012. The note is discounted for its unamortized beneficial conversion feature of $14,759 at March 31, 2012. Accrued interest is equal to $627.	18,368	-

	March 31, 2012	December 31, 2011

Unsecured $60,000 note payable to Street Capital, Inc., which bears no interest and due July 5, 2012. The Company issued 600,000 shares of common stock to Street capital as an incentive to provide the loan. The note is discounted for its unamortized fair value of the common stock of $1,080 at March 31, 2012.	58,920	-

Unsecured $10,000 convertible note payable to Southridge Partners II LP, which bears interest at 5% per annum and due June 30, 2012. The note includes a redemption premium of $2,000 and is discounted for its unamortized beneficial conversion feature of $5,056 at March 31, 2012. Accrued interest is equal to $101.	7,045	-

Unsecured $37,500 convertible note payable to Asher Enterprises, Inc., which bears interest at 8% per annum and due November 16 2012. The note is discounted for its unamortized beneficial conversion feature of $28,125 at March 31, 2012. Accrued interest is equal to $378.	9,753	-

Unsecured $30,000 convertible note payable to Hanover Holdings I, LLC, which bears interest at 12% per annum and due October 17 2012. The note is discounted for its unamortized beneficial conversion feature of $24,691 at March 31, 2012. Accrued interest is equal to $424.	5,733	-

On February 17, 2012, Panache Capital, LLC entered into an agreement to purchase $50,000 of the note payable to Azfar Haque. The Company exchange the original note to Mr. Haque with a new note to Pananche which bears interest at 10% per annum and due February 17, 2013. During the three months ended March 31, 2012, $35,233 of the note was converted to common stock. The note is discounted for its unamortized beneficial conversion feature of $6,292 at March 31, 2012. Accrued interest is equal to $324.	8,800	-

In February 2012, Magna Group, LLC entered into two agreements to purchase a total of $275,000 of the note payable to Azfar Haque. The Company exchanged the original note to Mr. Haque with new notes to Magna which bear interest at 12% per annum and due February 24, 2013. During the three months ended March 31, 2012, $215,000 of the notes were converted to common stock. The notes are discounted for their unamortized beneficial conversion feature of $54,098 at March 31, 2012. Accrued interest is equal to $1,605.	7,507	-

Subtotal, Loans Payable, Current	542,596	711,882

Loans Payable, Non-current:

Unsecured $70,000 convertible note payable to Hanover Holdings I, LLC, which bears interest at 12% per annum and due October 24 2013. The note is discounted for its unamortized beneficial conversion feature of $65,854 at March 31, 2012. Accrued interest is equal to $828.	4,974	-

Total Loans Payable	$547,570	$711,882

The Company accrued interest expense of $24,530 and $95,583 for the three months ended March 31, 2012 and the year ended December 31, 2011, respectively, on the above loans. Accrued interest is included in the loan balances.

The Company borrowed $113,072 and $244,755 during the three months ended March 31, 2012 and the year ended December 31, 2011, respectively. The Company made payments of $3,100 and $2,500 on the loans during the three months ended March 31, 2012 and the year ended December 31, 2011. During the three months ended March 31, 2012, the Company converted $371,671 of loans payable into 246,534,569 shares of the Company’s common stock and $17,000 of loans payable into 200,000 shares of the Company’s Series A Preferred stock. During the year ended December 31, 2011, the Company converted $394,619 of loans payable into 14,748,313 shares of the Company’s common stock.

On November 2, 2011, the Company entered into an unsecured convertible promissory note agreement with Bulldog Insurance. The notes issued under the agreement bear interest at 8% per annum, are generally due 6 months after issuance, and are convertible at a 35% discount to the market price of the average closing prices of the previous 3 closing days prior to the conversion date. $164,150 was drawn against the note on January 2, 2012 and $2,000 was repaid during the three months ended March 31, 2012. The draw is due September 30, 2012 and is discounted by the value of its beneficial conversion feature of $66,686, of which, $21,820 has been accreted as interest expense for the three months ended March 31, 2012. Interest of $1,995 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $119,279.

On January 3, 2012, the Company issued a $40,000 unsecured convertible promissory note to Southridge Partners II LP. The note bears interest at 5% per annum, is due June 30, 2012, and is convertible at a 50% discount to the average of the two low closing bid prices during the five day period prior to the conversion date. The note includes a redemption premium of $8,000 which is being amortized as interest expense over the term of the loan. The note is discounted by the value of its beneficial conversion feature of $38,261, of which, $18,810 has been accreted as interest expense for the three months ended March 31, 2012. Interest of $482 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $29,031.

On January 3, 2012, the Company issued a $32,500 unsecured convertible promissory note to Asher Enterprises, Inc. The note bears interest at 8% per annum, is due October 5, 2012, and is convertible at a 40% discount to the average of the three low trading prices during the ten day period prior to the conversion date. The note is discounted by the value of its beneficial conversion feature of $21,667, of which, $6,908 has been accreted as interest expense for the three months ended March 31, 2012. Interest of $627 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $18,368.

On January 5, 2012, the Company issued a $60,000 unsecured convertible promissory note to Street Capital, Inc. for services to be rendered. The note bears no interest and is due July 5, 2012. The Company issued 600,000 shares of common stock to Street capital as an incentive to provide the loan. The note is discounted for the fair value of the common stock of $2,160, of which, $1,080 has been accreted as interest expense for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $58,920.

On January 17, 2012, the Company issued a $10,000 unsecured convertible promissory note to Southridge Partners II LP. The note bears interest at 5% per annum, is due June 30, 2012, and is convertible at a 50% discount to the average of the two low closing bid prices during the five day period prior to the conversion date. The note includes a redemption premium of $2,000 which is being amortized as interest expense over the term of the loan. The note is discounted by the value of its beneficial conversion feature of $9,167, of which, $4,111 has been accreted as interest expense for the three months ended March 31, 2012. Interest of $101 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $7,045.

On February 13, 2012, Azfar Haque transferred $10,000 of the $450,000 note payable to him to SGI Group, LLC per a Securities Transfer Agreement between the two parties. The Company exchanged the original note to Mr. Haque with a new note to SGI Capital, LLC which bears interest at 10% per annum and due February 13, 2013. The note is discounted by the value of its beneficial conversion feature of $5,455, all of which has been accreted as interest expense for the three months ended March 31, 2012. On February 16, 2012, the entire note of $10,000 was converted to 9,103,332 shares of common stock.

On February 14 2012, the Company issued a $37,500 unsecured convertible promissory note to Asher Enterprises, Inc. The note bears interest at 8% per annum, is due November 16, 2012, and is convertible at a 50% discount to the average of the three low trading prices during the ten day period prior to the conversion date. The note is discounted by the value of its beneficial conversion feature of $33,750, of which, $5,625 has been accreted as interest expense for the three months ended March 31, 2012. Interest of $378 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $9,753.

On February 16, 2012, Azfar Haque transferred $41,250 of the $450,000 note payable to him to Southridge Partners II LP per a Securities Transfer Agreement between the two parties. The Company exchanged the original note to Mr. Haque with a new note to Southridge Partners II LP which bears interest at 10% per annum and due February 16, 2013. The note is discounted by the value of its beneficial conversion feature of $19,286, all of which has been accreted as interest expense for the three months ended March 31, 2012. During the three months ended March 31, 2012, the entire note of $41,250 was converted to 25,662,101 shares of common stock.

On February 17 2012, the Company issued a $30,000 unsecured convertible promissory note to Hanover Holdings I, LLC. The note bears interest at 12% per annum, is due October 17, 2012, and is convertible at a 55% discount to the average of the three low trading prices during the three day period prior to the conversion date. The note is discounted by the value of its beneficial conversion feature of $29,999, of which, $5,308 has been accreted as interest expense for the three months ended March 31, 2012. Interest of $424 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $5,733.

On February 17, 2012, Azfar Haque transferred $50,000 of the $450,000 note payable to him to Panache Capital, LLC per a Securities Transfer Agreement between the two parties. The Company exchanged the original note to Mr. Haque with a new note to Panache Capital, LLC which bears interest at 10% per annum and due February 17, 2013. The note is discounted by the value of its beneficial conversion feature of $26,667, of which, $20,375 has been accreted as interest expense for the three months ended March 31, 2012. During the three months ended March 31, 2012, $35,233 of the note was converted to 33,500,000 shares of common stock. Interest of $324 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $8,800.

On February 17, 2012, Azfar Haque transferred $75,000 of the $450,000 note payable to him to Magna Group, LLC per a Securities Transfer Agreement between the two parties. The Company exchanged the original note to Mr. Haque with a new note to Magna Group, LLC which bears interest at 12% per annum and due February 17, 2013. The note is discounted by the value of its beneficial conversion feature of $61,184, all of which has been accreted as interest expense for the three months ended March 31, 2012. During the three months ended March 31, 2012, the entire note of $75,000 was converted to 23,241,401 shares of common stock.

On February 24, 2012, Azfar Haque transferred $50,000 of the $450,000 note payable to him to Magna Group, LLC per a Securities Transfer Agreement between the two parties. The Company exchanged the original note to Mr. Haque with a new note Magna Group, LLC which bears interest at 12% per annum and due February 24, 2013. The note is discounted by the value of its beneficial conversion feature of $150,000, of which, $95,902 has been accreted as interest expense for the three months ended March 31, 2012. During the three months ended March 31, 2012, $140,000 of the note was converted to 101,312,896 shares of common stock. Interest of $1,605 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $7,507.

On February 17 2012, the Company issued a $70,000 unsecured convertible promissory note to Hanover Holdings I, LLC. The note bears interest at 12% per annum, is due October 24, 2013, and is convertible at a 55% discount to the average of the three low trading prices during the three day period prior to the conversion date. The note is discounted by the value of its beneficial conversion feature of $69,999, of which, $4,145 has been accreted as interest expense for the three months ended March 31, 2012.Interest of $828 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $4,974.

Note 3 – Loans Payable

Loans payable at December 31, 2011 and 2010 consisted of the following:

	2011	2010

Unsecured $450,000 note payable to Azfar Haque, which bears interest at 9% per annum and was originally due June 15, 2008. The note is currently in default. On September 19, 2011, $25,000 of this note was transferred to Southridge Partners II, LP and was converted to common stock. During the year ended December 31, 2011, $227,250 of this note was converted to common stock. Accrued interest is equal to $174,905 and $112,805 respectively.	$372,655	$562,805

Unsecured $80,000 note payable to Rainmaker Global, Inc. which bears interest at 30% per annum and was originally due December 31, 2009. The note is currently in default. Accrued interest is equal to $54,125 and $30,125 respectively.	134,125	110,125

$55,000 convertible note payable to Charms Investments Inc., which bears interest at 10% per annum and was originally due April 15, 2010. The due date of the note has been extended to December 31, 2011. During the year ended December 31, 2011, the note and accrued interest, totalling $20,891, was converted to common stock. Accrued interest is equal to $0 and $4,359, respectively.	-	20,891

$40,000 convertible note payable to Charms Investments Inc., which bears interest at 10% per annum and was originally due October 16, 2010. The due date of the note has been extended to December 31, 2011. During the year ended December 31, 2011, the note including accrued interest, totalling $45,500, was converted to common stock. Accrued interest is equal to $0 and $3,500, respectively.	-	43,500

$20,000 convertible note payable to Leonard Marella, which bears interest at 10% per annum and was originally due October 1, 2009. The note is in default. Accrued interest is equal to $4,883 and $0, respectively.	24,883	20,000

Unsecured non-interest bearing note payable, due on demand, to Steve Palmer. The note holder loaned the Company an additional $5,500 and the entire note balance of $13,500 was converted to common stock during the year ended December 31, 2011.	-	8,000

Unsecured non-interest bearing note payable, due on demand, to Syed Ahmed.	7,000	7,000

Unsecured non-interest bearing note payable, due on demand, to Alina Farooq.	3,500	3,500

Unsecured non-interest bearing note payable, due on demand, to William Johnson. The note holder loaned the Company an additional $6,900 and $17,506 of the note was converted to common stock during the year ended December 31, 2011.	6,900	17,506

Unsecured non-interest bearing note payable, due on demand, to Robert Saidel. The note holder loaned the Company a total of $61,104, repayment were made by the Company of $1,500, and $35,972 of the note was converted to common stock during the year ended December 31, 2011.	23,964	-

Unsecured non-interest bearing note payable, due on demand, to Michael Johnstone.	1,100	-

Unsecured non-interest bearing note payable, due on demand, to Michael Carbone, Sr. $9,000 of the note was converted to common stock during the year ended December 31, 2011.	5,000	-

Unsecured $25,000 convertible note payable to Mindshare Holdings, Inc., which bears interest at 8% per annum and due January 5, 2012. The note includes a redemption premium of $7,500 and is discounted for its unamortized beneficial conversion feature of $367.	32,133	-

The Company accrued interest expense of $95,583 and $75,984 for the years ended December 31, 2011 and 2010, respectively, on the above loans.

	2011	2010

Unsecured $25,000 convertible note payable to Southridge Partners II LP, which bears interest at 8% per annum and due January 5, 2012. The note includes a redemption premium of $7,500 and is discounted for its unamortized beneficial conversion feature of $367.	32,211	-

Unsecured $17,500 convertible note payable to Southridge Partners II LP, which bears interest at 5% per annum and due February 1, 2012. The note includes a redemption premium of $2,625 and is discounted for its unamortized beneficial conversion feature of $1,885.	18,240	-

Unsecured $9,000 convertible note payable to Southridge Partners II LP, which bears interest at 5% per annum and due June 30, 2012. The note includes a redemption premium of $1,350 and is discounted for its unamortized beneficial conversion feature of $7,337.	3,013	-

Unsecured $16,290 convertible note payable to First Trust Management, which bears interest at 7% per annum and due September 25, 2012. The note is discounted for its unamortized beneficial conversion feature of $6,247.	10,043	-

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On November 2, 2012, the Company received $32,500, which is due May 28, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $12,147.	20,353	-

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On November 18, 2012, the Company received $11,950, which is due May 28, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $4,738.	7,212

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On December 5, 2012, the Company received $7,960, which is due June 5, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $3,816.	4,144

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On December 15, 2012, the Company received $9,950, which is due June 15, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $4,544.	5,406

Total	$711,882	$793,327

The Company borrowed $244,755 and $376,931 during the years ended December 31, 2011 and 2010, respectively.  The Company made payments of $2,500 on the loans during the year ended December 31, 2011 and no payments on the loans during the year ended December 31, 2010.  During the years ended December 31, 2011, the Company converted $394,619 of loans payable into 14,748,313 shares of the Company’s common stock.  During the year ended December 31, 2010, the Company converted $157,093 of loans payable into 13,584,383 shares of the Company’s common stock.

On July 1, 2011, the Company issued a $25,000 unsecured convertible promissory note to Southridge Partners II LP.  The note bears interest at 8% per annum, is due January 1, 2012, and is convertible at a 50% discount to the average of the two low closing bid prices during the five day period prior to the conversion date.  The note includes a redemption premium of $7,500 which is being amortized as interest expense over the term of the loan.  The note is discounted by the value of its beneficial conversion feature of $10,634, of which, $10,345 has been accreted as interest expense for the year ended December 31, 2011.  The outstanding balance of the loan at December 31, 2011 is $32,211.

On July 5, 2011, the Company issued a $25,000 unsecured convertible promissory note to Mindshare Holdings, Inc. The note bears interest at 8% per annum, is due January 5, 2012, and is convertible at a 35% discount to the average of the two low closing bid prices during the five day period prior to the conversion date. The note includes a redemption premium of $7,500 which is being amortized as interest expense over the term of the loan. The note is discounted by the value of its beneficial conversion feature of $13,508, of which, $13,141 has been accreted as interest expense for the year ended December 31, 2011. The outstanding balance of the loan at December 31, 2011 is $32,133.

On August 25, 2011, the Company issued a $17,500 unsecured convertible promissory note to Southridge Partners II LP. The note bears interest at 5% per annum, is due February 5, 2012, and is convertible at a 35% discount to the average of the two low closing bid prices during the five day period prior to the conversion date. The note includes a redemption premium of $2,625 which is being amortized as interest expense over the term of the loan. The note is discounted by the value of its beneficial conversion feature of $9,423, of which, $7,538 has been accreted as interest expense for the year ended December 31, 2011. The outstanding balance of the loan at December 31, 2011 is $18,240.

On September 9, 2011, Azfar Hague transferred $25,000 OF THE $450,000 note payable to him to Southridge Partners II LP per a Securities Transfer Agreement between the two parties. The note bears interest at 9% per annum and is currently in default.

On September 25, 2011, the Company issued a $16,290 unsecured convertible promissory note to First Trust Management. The note bears interest at 7% per annum, is due September 25, 2012, and is convertible at a 35% discount to the market price at the date of conversion. The note is discounted by the value of its beneficial conversion feature of $8,499, of which, $2,252 has been accreted as interest expense for the year ended December 31, 2011. The outstanding balance of the loan at December 31, 2011 is $10,043.

On November 2, 2011, the Company entered into an unsecured convertible promissory note agreement with Bulldog Insurance. The notes issued under the agreement bear interest at 8% per annum, are generally due 6 months after issuance, and are convertible at a 35% discount to the market price of the average closing prices of the previous 3 closing days prior to the conversion date. The Company has received the following draws against the note during the year ended December 31, 2011:

•
$32,500 was drawn against the note on November 2, 2011. The draw is due May 28, 2012 and is discounted by the value of its beneficial conversion feature of $16,957, of which, $4,810 has been accreted as interest expense for the year ended December 31, 2011. The outstanding balance of the loan at December 31, 2011 is $20,353.

•
$11,950 was drawn against the note on November 18, 2011. The draw is due May 15, 2012 and is discounted by the value of its beneficial conversion feature of $6,341, of which, $1,603 has been accreted as interest expense for the year ended December 31, 2011. The outstanding balance of the loan at December 31, 2011 is $7,212.

•
$7,960 was drawn against the note on December 5, 2011. The draw is due June 5, 2012 and is discounted by the value of its beneficial conversion feature of $4,448, of which, $632 has been accreted as interest expense for the year ended December 31, 2011. The outstanding balance of the loan at December 31, 2011 is $4,144.

•
$9,950 was drawn against the note on December 15, 2011. The draw is due June 15, 2012 and is discounted by the value of its beneficial conversion feature of $5,251, of which, $707 has been accreted as interest expense for the year ended December 31, 2011. The outstanding balance of the loan at December 31, 2011 is $5,406.

On November 28, 2011, the Company issued a $9,000 unsecured convertible promissory note to Southridge Partners II LP. The note bears interest at 5% per annum, is due June 30, 2012, and is convertible at a 35% discount to the average of the two low closing bid prices during the five day period prior to the conversion date. The note includes a redemption premium of $1,350 which is being amortized as interest expense over the term of the loan. The note is discounted by the value of its beneficial conversion feature of $8,667, of which, $1,330 has been accreted as interest expense for the year ended December 31, 2011. The outstanding balance of the loan at December 31, 2011 is $3,013.